6. Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended	8 Months Ended	9 Months Ended			12 Months Ended
	Nov. 05, 2018	Sep. 30, 2019	Dec. 31, 2017	Sep. 30, 2019	Sep. 20, 2019	Sep. 30, 2018	Dec. 31, 2018	Oct. 10, 2017
Stock based compensation			$ 0	$ 18,407		$ (779,000)	$ 0
Preferred stock, authorized		1,000,000	1,000,000	1,000,000			1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, issued		0	0	0			0
Preferred stock, outstanding		0	0	0			0
Common stock, authorized		35,000,000	35,000,000	35,000,000			35,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Total common stock issued			17,695,000				17,695,000
Unit Purchase Option [Member]
Fair value of unit purchase option								$ 1,778,978
Fair value of unit purchase option per share								$ 2.97
Board of Directors and Executives [Member]
Restricted stock issued, shares					80,393
Restricted stock value					$ 455,000
Options [Member]
Options granted					400,000
Options granted exercise price				$ 5.66	$ 5.66
Fair value at date of grant					$ 867,120
Stock based compensation		$ 5,940		$ 5,940
Unrecognized compensation expense		861,180		$ 861,180
Unrecognized compensation expense remaining amortization period				3 years 11 months 19 days
Warrants [Member]
Warrants issued				14,837,000
Warrants [Member] | Noble Link Notes and Former Parent Notes [Member]
Warrants issued				532,000
Warrants [Member] | BRAC Warrants [Member]
Warrants issued				14,305,000
Restricted Stock [Member]
Stock based compensation		$ 12,467		$ 12,467
Unrecognized compensation expense remaining amortization period				11 months 19 days
Restricted Stock [Member] | Share Purchase Agreement [Member]
Restricted stock issued, shares	1,199,191
Incentive Plan [Member]
Common stock reserved under the plan		5,000,000		5,000,000
Shares available for issuance		4,519,607		4,519,607